Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Feb. 11, 2015
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	iHeartCommunications, Inc.
Entity Central Index Key	0000739708
Fiscal Year Focus	2014
Fiscal Period Focus	FY
Fiscal Year End	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock Shares Outstanding		500,000,000